UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:
375 Park Avenue
Suite 3404
New York, New York  10152

Name and address of agent for service:
Central Securities Corporation, Wilmot H. Kidd, President
375 Park Avenue
Suite 3404
New York, New York  10152

Registrant's telephone number, including area code: 212-688-3011

Date of fiscal year end: December 31, 2003

Date of reporting period: January 1, 2003 - June 30, 2003

Item 1. Reports to Stockholders.

================================================================================

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

================================================================================

                         CENTRAL SECURITIES CORPORATION

      (Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA

                                                           Per Share of Common Stock
                                                      ------------------------------------
                       Total       Convertible         Net       Net                         Net realized      Unrealized
                        net        Preference         asset  investment   Divi-   Distribu-   investment      appreciation
Year                  assets        Stock(A)          value   income(B) dends(C)  tions(C)       gain        of investments
----                  ------       -----------        -----  ---------- --------  ---------  ------------    --------------
1992              $165,599,864    $10,019,000        $14.33                                                   $ 70,586,429
1993               218,868,360      9,960,900         17.90   $   .14   $   .18   $   1.42    $16,407,909      111,304,454
1994               226,639,144      9,687,575         17.60       .23       .22       1.39     16,339,601      109,278,788
1995               292,547,559      9,488,350         21.74       .31       .33       1.60     20,112,563      162,016,798
1996               356,685,785      9,102,050         25.64       .27       .28       1.37     18,154,136      214,721,981
1997               434,423,053      9,040,850         29.97       .24       .34       2.08     30,133,125      273,760,444
1998               476,463,575      8,986,125         31.43       .29       .29       1.65     22,908,091      301,750,135
1999               590,655,679             --         35.05       .26       .26       2.34     43,205,449      394,282,360
2000               596,289,086             --         32.94       .32       .32       4.03     65,921,671      363,263,634
2001               539,839,060             --         28.54       .18       .22       1.58*    13,662,612      304,887,640
2002               361,942,568             --         18.72       .14       .14       1.11     22,869,274      119,501,484
6 mos. to
June 30,           421,972,928             --         22.06       .07       .01        .11     15,999,401      168,084,528
2003**

----------
A   - At liquidation preference.
B   - Excluding  gains  or  losses  realized  on  sale of  investments  and  the dividend requirement on the Convertible Preference Stock which was redeemed on August 1, 1999.
C   - Computed  on  the  basis  of  the  Corporation's  status  as a  "regulated investment company" for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from long-term investment gains.
 *    Includes a non-taxable return of capital of $.55.
**    Unaudited.

      The Common Stock is listed on the American Stock Exchange. On June 30, 2003 the market quotations were as follows:

      Common Stock..................................    $18.85 low, $18.99 high
                                                         and $18.92 last sale


                                     [ 2 ]

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial statements for the six months ended June 30, 2003 reviewed by our independent accountants and other pertinent information are submitted herewith.

      Comparative net assets are as follows:

                                                   June 30,
                                                      2003         December 31,
                                                  (Unaudited)         2002
                                                  -----------      ------------
Net assets ...................................   $421,972,928    $ 361,942,568
Net assets per share of Common Stock .........          22.06            18.72
    Shares of Common Stock outstanding .......     19,124,984       19,337,284

      Comparative operating results are as follows:

                                                   Six months ended June 30,
                                                 ----------------------------
                                                    2003             2002
                                                 (Unaudited)      (Unaudited)
                                                 -----------      -----------
Net investment income ........................   $  1,325,898    $   1,724,727
    Per share of Common Stock ................            .07*             .09*
Net realized gain on sale of investments .....     15,999,401       24,051,213
Increase (decrease) in net unrealized
  appreciation of investments ................     48,583,044     (110,396,802)
Increase (decrease) in net assets
  resulting from operations ..................     65,908,343      (84,620,862)

----------
*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding.

      A dividend of $.12 per share was paid on June 20, 2003 to holders of Common Stock. Stockholders will be sent a notice concerning the taxability of all 2003 distributions in January 2004.

      During the first six months of 2003 the Corporation repurchased 212,300 shares of its Common Stock at an average price per share of $16.84. These shares were purchased on the American Stock Exchange. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.

                                 CENTRAL SECURITIES CORPORATION

                                    WILMOT H. KIDD, President

375 Park Avenue
New York, NY 10152
July 23, 2003


                                     [ 3 ]

                            TEN LARGEST INVESTMENTS

                                  June 30, 2003
                                   (Unaudited)

                                                              % of    Year First
                                           Cost    Value   Net Assets  Acquired
                                           ----    -----   ---------- ----------
                                            (millions)
The Plymouth Rock Company, Inc. .......   $ 2.2    $51.9      12.3%      1982
American Management Systems, Inc. .....    22.2     23.2       5.5       1984
Intel Corporation .....................      .5     21.9       5.2       1986
Capital One Financial Corporation .....     2.2     21.6       5.1       1994
Analog Devices, Inc. ..................      .6     17.4       4.1       1987
Brady Corporation .....................     2.4     17.3       4.1       1984
The Bank of New York Company, Inc. ....     4.1     16.1       3.8       1993
Murphy Oil Corporation ................     3.1     15.8       3.7       1974
SunGard Data Systems Inc. .............     6.7     15.3       3.6       1999
Unisys Corporation ....................    12.6     14.1       3.3       1999

                           PRINCIPAL PORTFOLIO CHANGES

                            April 1 to June 30, 2003
                                   (Unaudited)
                    (Common Stock unless specified otherwise)

                                                     Number of Shares
                                        ----------------------------------------
                                                                         Held
                                                                       June 30,
                                        Purchased        Sold            2003
                                        ---------        ----          --------
Affymetrix, Inc......................    100,000                        100,000
Analog Devices, Inc..................                    50,000         500,000
Apple Computer Inc...................    100,000                        100,000
Arch Capital Group Ltd...............                    90,000         110,000
ArvinMeritor, Inc....................     60,000                        640,000
The Bank of New York Company, Inc....                    40,000         560,000
Capital One Financial Corp...........                    60,000         440,000
CarMax, Inc..........................     10,000                        100,000*
Concord EFS, Inc.....................                   100,000              --
Dover Corporation....................    170,000                        170,000
Duke Energy Corp.....................     20,000                        130,000
Flextronics International Ltd........                    50,000       1,300,000
HSBC Holdings Plc Ltd................                    53,500              --
Impath Inc...........................     70,000                        490,000
Ingram Micro Inc. Class A............    180,000                        180,000
Intel Corporation....................                    60,000       1,050,000
Laboratory Corporation of
  America Holdings, Inc. ............    110,000                        110,000
Rohm and Haas Company................                    50,000         250,000
Roper Industries, Inc................     64,700                         84,700*
Schering-Plough Corp.................    100,000                        400,000

----------
*     Includes shares considered "Other Investments" at March 31, 2003.


                                     [ 4 ]

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2003
                                   (Unaudited)

ASSETS:
  Investments:
    General portfolio securities at
      market value (cost $205,090,957)
      (Note 1) ..................................  $ 321,735,620
    Securities of affiliated companies
      (cost $3,462,486) (Notes 1, 5 and 6) ......     54,902,351
    Short-term investments (cost $45,276,211) ...     45,276,211   $421,914,182
                                                   -------------
  Cash, receivables and other assets:
    Cash and dividends receivable ...............        137,450
    Office equipment, net .......................         24,104
    Other assets ................................         38,720        200,274
                                                   -------------   ------------
      Total Assets ..............................                   422,114,456

LIABILITIES:
  Accrued expenses and reserves .................        141,528
                                                   -------------
      Total Liabilities .........................                       141,528
                                                                   ------------
NET ASSETS ......................................                  $421,972,928
                                                                   ============
NET ASSETS are represented by:
  Common Stock $1 par value: authorized
    30,000,000 shares; issued 19,347,284
    (Note 2) ....................................                  $ 19,347,284
  Surplus:
    Paid-in .....................................  $ 221,065,405
    Undistributed net gain on sales of
      investments ...............................     15,999,970
    Undistributed net investment income .........      1,221,276    238,286,651
                                                   -------------
  Net unrealized appreciation of investments ....                   168,084,528
  Treasury stock, at cost (222,300 shares of
    Common Stock) (Note 2) ......................                    (3,745,535)
                                                                   ------------
NET ASSETS ......................................                  $421,972,928
                                                                   ============
NET ASSET VALUE PER COMMON SHARE
  (19,124,984 shares outstanding) ...............                      $22.06
                                                                       ======

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                     [ 5 ]

                             STATEMENT OF OPERATIONS

                     For the six months ended June 30, 2003
                                   (Unaudited)

INVESTMENT INCOME
Income:
  Dividends (net of foreign withholding
    taxes of $3,395) ............................     $ 2,035,635
  Interest ......................................         290,042    $ 2,325,677
                                                      -----------
Expenses:
  Administration and operations .................         270,237
  Investment research ...........................         240,458
  Rent and utilities ............................          85,599
  Franchise and miscellaneous taxes .............          72,239
  Listing, software and sundry fees .............          55,817
  Insurance .....................................          53,464
  Directors' fees ...............................          51,000
  Legal, auditing and tax fees ..................          34,388
  Publications ..................................          25,593
  Stationery, supplies, printing
    and postage .................................          24,918
  Transfer agent and registrar fees
    and expenses ................................          17,805
  Travel and telephone ..........................          13,013
  Custodian fees ................................          11,727
  Employees' retirement plans ...................           7,600
  Miscellaneous .................................          35,921        999,779
                                                      -----------    -----------
Net investment income ...........................                      1,325,898

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain from security
  transactions ..................................      15,999,401
Net increase in unrealized appreciation
  of investments ................................      48,583,044
                                                      -----------
  Net gain on investments .......................                     64,582,445
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ...............................                    $65,908,343
                                                                     ===========

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                     [ 6 ]

                       STATEMENTS OF CHANGES IN NET ASSETS

                     For the six months ended June 30, 2003
                      and the year ended December 31, 2002

                                                    Six months
                                                      ended
                                                     June 30,      Year ended
                                                       2003        December 31,
                                                   (Unaudited)         2002
                                                  -------------   -------------
FROM OPERATIONS:
  Net investment income ........................  $   1,325,898   $   2,592,249
  Net realized gain on investments .............     15,999,401      22,869,274
    Net increase (decrease) in unrealized
      appreciation of investments ..............     48,583,044    (185,386,156)
                                                  -------------   -------------
    Increase (decrease) in net assets
      resulting from operations ................     65,908,343    (159,924,633)
                                                  -------------   -------------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
  Net investment income ........................       (129,008)     (2,571,208)
  Net realized gain from investment
    transactions ...............................     (2,173,790)    (20,694,915)
                                                  -------------   -------------
    Decrease in net assets from distributions ..     (2,302,798)    (23,266,123)
                                                  -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
  Distribution to stockholders reinvested
    in Common Stock ............................             --      12,119,838
  Cost of shares of Common Stock repurchased ...     (3,575,185)     (6,825,574)
                                                  -------------   -------------
    Increase (decrease) in net assets from
      capital share transactions ...............     (3,575,185)      5,294,264
                                                  -------------   -------------
      Total increase (decrease) in net assets ..     60,030,360    (177,896,492)

NET ASSETS:
  Beginning of period ..........................    361,942,568     539,839,060
                                                  -------------   -------------
  End of period (including undistributed net
    investment income of $1,221,276 and $24,386,
    respectively) ..............................  $ 421,972,928   $ 361,942,568
                                                  =============   =============

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                     [ 7 ]

                            STATEMENT OF INVESTMENTS

                                  June 30, 2003
                                   (Unaudited)

                          PORTFOLIO SECURITIES (89.3%)
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

Prin. Amt.
or Shares                                                          Value
----------                                                         -----
             Banking and Finance 9.7%
  560,000      The Bank of New York Company, Inc............   $ 16,100,000
  440,000      Capital One Financial Corporation............     21,639,200
  100,000      FleetBoston Financial Corporation.............     2,971,000
                                                               ------------
                                                                 40,710,200
                                                               ------------
             Chemicals 3.3%
1,372,400      PolyOne Corporation(a)........................     6,107,180
  250,000      Rohm and Haas Company.........................     7,757,500
                                                               ------------
                                                                 13,864,680
                                                               ------------
             Communications 1.6%
1,000,000      Cincinnati Bell Inc.(a)(d)....................     6,700,000
                                                               ------------
             Computer Software & Services 18.9%
  280,000      Accenture Ltd.(a).............................     5,065,200
1,620,000      American Management Systems, Inc.(a).........     23,182,200
  880,000      Convergys Corporation(a)......................    14,080,000
  200,000      Peerless Systems Corporation(a)...............       506,000
  590,000      SunGard Data Systems Inc.(a)..................    15,286,900
  900,000      The TriZetto Group, Inc.(a)...................     5,391,000
1,150,000      Unisys Corporation(a).........................    14,122,000
  500,000      Wind River Systems, Inc.(a)...................     1,905,000
                                                               ------------
                                                                 79,538,300
                                                               ------------
             Electronics 14.9%
  500,000      Analog Devices, Inc.(a).......................    17,410,000
  100,000      Apple Computer Inc.(a)........................     1,906,000
1,300,000      Flextronics International Ltd.(a).............    13,559,000
  180,000      Ingram Micro Inc. Class A.....................     1,980,000
1,050,000      Intel Corporation.............................    21,850,500
  330,000      Motorola, Inc.................................     3,111,900
  800,000      Solectron Corporation(a)......................     2,992,000
                                                               ------------
                                                                 62,809,400
                                                               ------------
             Energy 8.1%
  130,000      Duke Energy Corporation.......................     2,593,500
  160,000      EnCana Corporation............................     6,139,200
  220,000      Kerr-McGee Corporation........................     9,856,000
  300,000      Murphy Oil Corporation........................    15,780,000
                                                               ------------
                                                                 34,368,700
                                                               ------------


                                     [ 8 ]

Prin. Amt.
or Shares                                                          Value
----------                                                         -----
             Health Care 6.3%
  100,000      Affymetrix, Inc.(a)...........................  $  1,971,000
  490,000      Impath Inc.(a)................................     6,913,900
  110,000      Laboratory Corporation of America Holdings(a)      3,316,500
  100,000      Merck & Co. Inc...............................     6,055,000
  400,000      Schering-Plough Corporation...................     7,440,000
  150,000      Vical Incorporated(a).........................       678,000
                                                               ------------
                                                                 26,374,400
                                                               ------------
             Insurance 16.0%
  100,000      American International Group, Inc.............     5,518,000
  110,000      Arch Capital Group Ltd.(a)....................     3,814,800
   50,000      Everest Re Group Ltd..........................     3,825,000
   50,000      Marsh & McLennan Companies, Inc..............      2,553,500
   70,000      The Plymouth Rock Company, Inc. Class A(b)(c)     51,940,000
                                                               ------------
                                                                 67,651,300
                                                               ------------
             Manufacturing 9.1%
  640,000      ArvinMeritor, Inc.............................    12,915,200
  520,000      Brady Corporation Class A.....................    17,342,000
  170,000      Dover Corporation.............................     5,093,200
   84,700      Roper Industries, Inc.........................     3,150,840
                                                               ------------
                                                                 38,501,240
                                                               ------------
             Retail Trade 0.7%
  100,000      CarMax, Inc.(a)...............................     3,015,000
                                                               ------------
             Transportation 0.7%
  533,757      Transport Corporation of America, Inc.
                 Class B(a)(b)...............................     2,962,351
                                                               ------------
             Miscellaneous 0.0%
               Grumman Hill Investments, L.P.(a)(c).........        142,400
                                                               ------------
                 Total Portfolio Securities
                   (cost $208,553,443)......................    376,637,971
                                                               ------------


                                     [ 9 ]

Prin. Amt.
or Shares                                                          Value
----------                                                         -----
             SHORT-TERM INVESTMENTS 10.7%
              Commercial Paper 4.4%
$ 7,509,000     John Deere Credit Corp. 0.901%
                  due 7/30/03.................................  $  7,503,556
 11,058,000     Prudential Funding Corp. 1.081%
                  due 7/2/03..................................    11,057,668
                                                                ------------
                                                                  18,561,224
                                                                ------------
              U.S. Treasury Bills 6.3%
 26,724,000     U.S. Treasury Bills 0.710%- 0.913%
                  due 7/10/03-7/24/03.........................    26,714,987
                                                                ------------
                    Total Short-Term Investments
                      (cost $45,276,211).....................     45,276,211
                                                                ------------
                    Total Investments
                      (cost $253,829,654)(100.0%)............    421,914,182
                    Cash, receivables and other assets
                      less liabilities (0.0%).................        58,746
                                                                ------------
                    Net Assets (100%).........................  $421,972,928
                                                                ============

----------
(a)   Non-dividend paying.
(b)   Affiliate as defined in the Investment Company Act of 1940.
(c)   Valued at estimated fair value.
(d)   Formerly known as Broadwing Inc.

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                     [ 10 ]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation -- Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates market value. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use of Estimates -- The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

      Other -- Security transactions are accounted for on the date the securities are purchased or sold, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

      2. Common Stock -- The Corporation repurchased 212,300 shares of its Common Stock in the first six months of 2003 at an average price of $16.84 per share, representing an average discount from net asset value of 14.1%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock, available for optional stock distributions, or may be retired.

      3. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2003 (excluding short-term investments), were $32,932,279 and $33,493,271, respectively.

      As of June 30, 2003, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $191,247,467 and $23,162,939, respectively.

      4. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2003 to officers and directors amounted to $529,500, of which $51,000 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years. No contributions were made to the plan for the six months ended June 30, 2003.


                                     [ 11 ]

             NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      5. Affiliates-- The Plymouth Rock Company, Inc. and Transport Corporation of America, Inc. are affiliates as defined in the Investment Company Act of 1940. The Corporation received dividends of $461,300 from affiliates during the six months ended June 30, 2003. Unrealized appreciation related to affiliates increased by $10,286,942 for the six months ended June 30, 2003 to $51,439,865.

      6. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2003 such investments had an aggregate value of $52,082,400, which was equal to 12.3% of the Corporation's net assets. Investments in restricted securities at June 30, 2003, including acquisition dates and cost, were:

             Company                   Shares          Security         Date Purchased       Cost
----------------------------------   ----------   -------------------   --------------    ----------
Grumman Hill Investments, L.P.                    Limited Partnership       9/11/85       $   18,162
                                                     Interest
The Plymouth Rock                      70,000     Class A Common           12/15/82        1,500,000
   Company, Inc.                                     Stock                  6/9/84           699,986

      The Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $9,907,885 for the six months ended June 30, 2003 to $49,864,252.


                                     [ 12 ]

                              FINANCIAL HIGHLIGHTS

                                                   Six Mos.
                                                     Ended
                                                 June 30, 2003
                                                  (Unaudited)         2002          2001          2000        1999         1998
                                                 -------------    -----------   -----------   -----------  -----------  -----------
Per Share Operating Performance
Net asset value, beginning of period ............  $     18.72    $     28.54   $     32.94   $     35.05  $     31.43  $     29.97
Net investment income* ..........................          .07            .14           .18           .32          .30          .34
Net realized and unrealized gain (loss)
  on securities .................................         3.39          (8.71)        (2.78)         1.92         5.96         3.11
                                                   -----------    -----------   -----------   -----------  -----------  -----------
      Total from investment
        operations ..............................         3.46          (8.57)        (2.60)         2.24         6.26         3.45
Less:
Dividends from net investment income**
    To Preference Stockholders ..................           --             --            --            --          .04          .05
    To Common Stockholders ......................          .01            .14           .22           .32          .26          .29
Distributions from capital gains**
    To Common Stockholders ......................          .11           1.11          1.03          4.03         2.34         1.65
Return of Capital**
    To Common Stockholders ......................           --             --           .55            --           --           --
                                                   -----------    -----------   -----------   -----------  -----------  -----------
      Total distributions .......................          .12           1.25          1.80          4.35         2.64         1.99
                                                   -----------    -----------   -----------   -----------  -----------  -----------
Net asset value, end of period ..................  $     22.06    $     18.72   $     28.54   $     32.94  $     35.05  $     31.43
                                                   ===========    ===========   ===========   ===========  ===========  ===========
Per share market value,
  end of period .................................  $     18.92    $     16.28   $     25.31   $     28.25  $     27.25  $     24.38
Total investment return,
  market(%) .....................................        15.66+        (31.23)        (2.42)        17.75        22.96       (11.57)
Total investment return, NAV(%) .................        18.48+        (29.43)        (6.54)         7.02        31.79        13.75
Ratios/Supplemental Data:
Net assets, end of period(000) ..................  $   421,973    $   361,943   $   539,839   $   596,289  $   590,656  $   476,464
Ratio of expenses to average net
  assets for Common(%) ..........................          .53++          .50           .45           .38          .45          .51
Ratio of net investment income to
  average net assets for
  Common(%) .....................................          .58++          .57           .60           .83          .89         1.09
Portfolio turnover rate(%) ......................        10.11+         19.50         10.32         13.54        12.06         6.21

----------
 *    Per-share   data  are  based  on  the  average  number  of  Common  Shares outstanding during the period.
** Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes.
 +    Not annualized.
++    Annualized, not necessarily indicative of full year ratio.

                 See accompanying notes to financial statements
                   and independent accountants' review report.


                                     [ 13 ]

--------------------------------------------------------------------------------

                     INDEPENDENT ACCOUNTANTS' REVIEW REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
   CENTRAL SECURITIES CORPORATION

      We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2003, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended June 30, 2003. These financial statements are the responsibility of the management of Central Securities Corporation.

      We have conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

      Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

      We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended December 31, 2002, and financial highlights for each of the five years in the period ended December 31, 2002, and in our report dated January 29, 2003 we expressed an unqualified opinion on those statements.

                                           KPMG LLP

New York, NY
July 23, 2003

--------------------------------------------------------------------------------

                  ANNUAL MEETING OF STOCKHOLDERS -- (unaudited)

      The annual meeting of stockholders of the Corporation was held on March 12, 2003. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock: Donald G. Calder, 18,115,246 shares in favor, 138,200 shares withheld; Jay R. Inglis, 18,103,684 shares in favor, 149,762 shares withheld; Dudley D. Johnson, 18,115,589 shares in favor, 137,857 shares withheld; Wilmot H. Kidd, 17,871,283 shares in favor, 382,163 shares withheld; and C. Carter Walker, Jr., 18,114,354 shares in favor, 139,092 shares withheld.

      In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2003 was ratified by the following vote of the holders of the Common Stock: 18,159,452 shares in favor, 45,646 shares against, 48,241 shares abstaining.


                                     [ 14 ]

                               BOARD OF DIRECTORS

DONALD G. CALDER                                   DUDLEY D. JOHNSON
     President                                         President
     G. L. Ohrstrom & Co., Inc.                        Young & Franklin Inc.
     New York, NY                                      Liverpool, NY

JAY R. INGLIS                                      WILMOT H. KIDD
     Executive Vice President                          President
     National Marine Underwriters, Inc.
     New York, NY

                              C. CARTER WALKER, JR.
                                 Washington, CT

                                    OFFICERS

                       WILMOT H. KIDD, President
                       CHARLES N. EDGERTON, Vice President and Treasurer MARLENE A. KRUMHOLZ, Secretary

                                     OFFICE

                       375 Park Avenue, New York, NY 10152
                                  212-688-3011
                            866-593-2507 (toll free)
                            www.centralsecurities.com

                       CUSTODIAN

                            UMB Bank, N. A.
                                P.O. Box 419226, Kansas City, MO 64141-6226

                       TRANSFER AGENT AND REGISTRAR

                            EquiServe Trust Company
                                P.O. Box 43069, Providence, RI 02940-3069
                                781-575-2724 www.equiserve.com

                       INDEPENDENT AUDITORS

                            KPMG LLP
                                757 Third Avenue, New York, NY 10017


                                     [ 15 ]

Item 2. Code of Ethics. N/A. Item is only applicable for annual reports for periods ending on or after July 15, 2003.

Item 3. Audit Committee Financial Experts. N/A. Item is only applicable for annual reports for periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services. N/A. Item is only applicable for annual reports for periods ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants. N/A. Item is only applicable for annual reports for periods ending on or after January 15, 2004.

Item 6. [Reserved]

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. N/A. Item is only applicable for annual reports for periods ending on or after July 15, 2003.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the "Corporation") have concluded that the Corporation's Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Corporation's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits. (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. Attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Central Securities Corporation

By:  /s/ Wilmot H. Kidd
     ----------------------------
Wilmot H. Kidd
President

August 4, 2003
--------------
Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Central Securities Corporation

By:  /s/ Charles N. Edgerton
     ----------------------------
Charles N. Edgerton
Treasurer

August 4, 2003
--------------
Date